Financial instruments - Liquidity and Interest Risk Tables - Non-derivative Financial Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Trade and other receivables	$ 616,308	$ 645,822	$ 499,846
Cash and cash equivalent, restricted cash & short-term investments, weighted average effective interest rate (as a percent)	1.25%	1.19%	2.12%
Cash and cash equivalent, restricted cash & short-term investments	$ 2,624,094	$ 2,502,221	$ 1,594,730
Available for sale financial assets	24,844	21,966	19,750
Non-derivative financial assets	3,265,246	3,170,009	2,114,326
Less than 3 months
Disclosure of financial assets [line items]
Trade and other receivables	616,308	645,822	499,846
Cash and cash equivalent, restricted cash & short-term investments	2,231,089	2,000,717	1,549,692
Non-derivative financial assets	2,847,397	2,646,539	2,049,538
3 months to 1 year
Disclosure of financial assets [line items]
Cash and cash equivalent, restricted cash & short-term investments	276,723	480,379	45,038
Non-derivative financial assets	276,723	480,379	45,038
1 year to 5 years
Disclosure of financial assets [line items]
Cash and cash equivalent, restricted cash & short-term investments	116,282	21,125
Non-derivative financial assets	116,282	21,125
Over 5 years
Disclosure of financial assets [line items]
Available for sale financial assets	24,844	21,966	19,750
Non-derivative financial assets	$ 24,844	$ 21,966	$ 19,750